FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets that are not measured at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Loans and advances to customers	$ 263,274,170	$ 237,728,544
Not measured at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	8,403,740	6,840,867
Loans and advances to customers	269,345,583	238,771,724
Total	277,749,323	245,612,591
Not measured at fair value | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	156,209	67,514
Not measured at fair value | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,373,231	3,125,916
Not measured at fair value | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	591,880	544,952
Not measured at fair value | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	639,655	528,255
Not measured at fair value | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,642,765	2,574,230
Not measured at fair value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,903,657	1,202,011
Total	1,903,657	1,202,011
Not measured at fair value | Level 1 | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	156,209	67,514
Not measured at fair value | Level 1 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	284,281	209,178
Not measured at fair value | Level 1 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	412,579	150,695
Not measured at fair value | Level 1 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,050,588	774,624
Not measured at fair value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	344,456	720,822
Total	344,456	720,822
Not measured at fair value | Level 2 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	46,272	49,980
Not measured at fair value | Level 2 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	57,091	280,662
Not measured at fair value | Level 2 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	227,076	377,560
Not measured at fair value | Level 2 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	14,017	12,620
Not measured at fair value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	6,155,627	4,918,034
Loans and advances to customers	269,345,583	238,771,724
Total	275,501,210	243,689,758
Not measured at fair value | Level 3 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,326,959	3,075,936
Not measured at fair value | Level 3 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	250,508	55,112
Not measured at fair value | Level 3 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	$ 2,578,160	$ 1,786,986